Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 1,490,051	$ 1,648,099
Other non-current financial liabilities	4,890,458	4,621,868
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	1,478,831	1,642,504
Other non-current financial liabilities	4,889,422	4,621,855
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	9,500	5,595
Other non-current financial liabilities	1,036	$ 13
Non-hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 1,720